Other Current Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other current liabilities and accrued expenses
	December 31,
	2022	2021

Royalties - IIA payable	$1,113	$1,026
Accrued commissions	2,454	1,040
Accrued expenses	3,262	3,362

	$6,829	$5,428